Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Summary of goodwill

RMB’000
Cost:
At January 1, 2024	21,643
Exchange realignment	(225)

At December 31, 2024	21,418
Acquisition of subsidiaries (Note 28)	204,790
Exchange realignment	(3,021)

At December 31, 2025	223,187

Impairment:
At January 1, 2024, December 31, 2024 and December 31, 2025	—

Carrying amount:
At December 31, 2024	21,418

At December 31, 2025	223,187

	As at December 31,
	2024	2025
	RMB’000	RMB’000
MINISO SG Pte. Ltd.	21,418	21,970
MINISO Winky Italy S.r.l	—	23,449
MINISO France	—	177,768

	21,418	223,187